Other Liabilities, Provisions and Contingencies - Additional Information (Detail) $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)
Disclosure of contingent liabilities [line items]
Other current financial liabilities		$ 566	$ 222	$ 4,385
Aggregate amount claimed against company	$ 54,182
Tax contingencies amount				50,729
Provisions other non current liabilitites and other non current financial liabilities		10,804		10,271
Other Current Financial Liabilities [Member]
Disclosure of contingent liabilities [line items]
Dividends to be paid				3,722
Brazil [member]
Disclosure of contingent liabilities [line items]
Litigation amount	$ 8,985	$ 7,739
Value added tax [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount				10,451
Value added tax [member] | State of Sao Paulo [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount				3,174
Tax credits [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount				33,383
Federal taxes [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount				$ 3,719